Loans - Details of Negotiable Obligations (Parenthetical) (Detail) - Medium Term Notes [member] $ in Millions	Dec. 31, 2017 USD ($)
Two Thousand Eight [Member]
Disclosure of detailed information about borrowings [line items]
Negotiable amount	$ 10,000
Nineteen Ninety Seven [Member]
Disclosure of detailed information about borrowings [line items]
Negotiable amount	$ 1,000